Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Ordinary stock, par value (in Dollars per share)	[1]
Ordinary stock, shares authorized	[1]
Ordinary stock, shares issued	[1]	36,684,668	28,219,583
Ordinary stock, shares outstanding	[1]	36,684,668	28,219,583
Class B Ordinary Shares
Ordinary stock, par value (in Dollars per share)	[1]
Ordinary stock, shares authorized	[1]
Ordinary stock, shares issued	[1]	2,925,058	2,625,058
Ordinary stock, shares outstanding	[1]	2,925,058	2,625,058

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization